Other operating expenses (income), net	12 Months Ended
Dec. 31, 2012
Other operating expenses (income), net
Other operating expenses (income), net

15. Other operating expenses (income), net

Other operating expenses (income), net consists the following:

	For the years ended December 31,
	2010	2011	2012
Loss on disposal of subsidiaries	$1,544,922	$—	$—
Government subsidy income	(14,706,120)	(19,937,901)	(34,340,993)
Loss on disposal of equipment	248,785	1,910,363	157,437
Other income	(1,771,691)	(2,194,020)	(7,983,993)
Other expenses	540,159	4,073,571	3,579,469

Total	$(14,143,945)	$(16,147,987)	$(38,588,080)